UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21341

Name of Fund: Preferred and Corporate Income Strategies Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Preferred and Corporate Income Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/2006

Date of reporting period: 05/01/06 - 07/31/06

Item 1 - Schedule of Investments

Preferred and Corporate Income Strategies Fund, Inc.
Schedule of Investments as of July 31, 2006                    (in U.S. dollars)

Preferred Securities
---------------------------------------------------------------------------------------------------------------------------------
                                   Face
Industry                         Amount  Capital Trusts                                                                 Value
---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 13.2%   $  2,000,000  Cullen/Frost Capital Trust I, 6.781% due 3/01/2034 (a)                    $    2,034,514
                              8,000,000  Dresdner Funding Trust I, 8.151% due 6/30/2031 (c)                             9,112,696
                              5,000,000  First Chicago NBD Institutional Capital I, 6.039% due 2/01/2027 (a)            4,789,740
                                910,000  First Empire Capital Trust II, 8.277% due 6/01/2027                              961,025
                                450,000  First Security Capital I, 8.41% due 12/15/2026                                   472,166
                              1,400,000  Firstar Capital Trust I Series B, 8.32% due 12/15/2026                         1,470,106
                              3,000,000  Hubco Capital Trust I Series B, 8.98% due 2/01/2027                            3,172,257
                              1,500,000  Hubco Capital Trust II Series B, 7.65% due 6/15/2028                           1,560,000
                              3,500,000  Mizuho JGB Investment LLC, 9.87% (a)(b)(c)                                     3,755,661
                              2,000,000  SB Treasury Co. LLC, 9.40% (a)(b)(c)                                           2,127,860
                                                                                                                   --------------
                                                                                                                       29,456,025
---------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 2.9%       5,470,000  Capital One Capital III, 7.686% due 8/15/2036                                  5,466,718
                                910,000  MBNA Capital A, 8.278% due 12/01/2026                                            953,113
                                                                                                                   --------------
                                                                                                                        6,419,831
---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial         3,000,000  Farm Credit Bank of Texas Series 1, 7.561% (a)(b)                              3,158,580
Services - 3.0%               3,335,000  Sun Life Canada US Capital Trust, 8.526% (b)(c)                                3,530,771
                                                                                                                   --------------
                                                                                                                        6,689,351
---------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.6%     4,060,000  Comed Financing III, 6.35% due 3/15/2033                                       3,575,277
---------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 4.2%          9,000,000  AGL Capital Trust I Series B, 8.17% due 6/01/2037                              9,477,297
---------------------------------------------------------------------------------------------------------------------------------
Insurance - 27.6%             6,990,000  AON Corp., 8.205% due 1/01/2027                                                7,671,050
                              9,000,000  AXA, 8.60% due 12/15/2030                                                     11,001,069
                              8,510,000  Ace Capital Trust II, 9.70% due 4/01/2030                                     10,793,276
                              9,110,000  Farmers Exchange Capital, 7.05% due 7/15/2028 (c)                              8,832,919
                              6,000,000  Mangrove Bay Pass-Through Trust, 6.102% due 7/15/2033 (a)(c)                   5,786,820
                             10,000,000  Markel Capital Trust I Series B, 8.71% due 1/01/2046                          10,543,850
                                915,000  Oil Casualty Insurance Ltd., 8% due 9/15/2034 (c)                                881,313
                              5,000,000  QBE Insurance Group Ltd., 5.647% due 7/01/2023 (a)(c)                          4,768,165
                              1,400,000  Zurich Capital Trust I, 8.376% due 6/01/2037 (c)                               1,479,899
                                                                                                                   --------------
                                                                                                                       61,758,361
---------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.6%        1,200,000  Dominion Resources Capital Trust I, 7.83% due 12/01/2027                       1,262,504
---------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable         8,000,000  Pemex Project Funding Master Trust, 7.375% due 12/15/2014                      8,520,224
Fuels - 4.7%                  2,000,000  Phillips 66 Capital Trust II, 8% due 1/15/2037                                 2,094,340
                                                                                                                   --------------
                                                                                                                       10,614,564
---------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage            1,465,000  Dime Capital Trust I Series A, 9.33% due 5/06/2027                             1,567,263
Finance - 8.5%                6,735,000  Greenpoint Capital Trust I, 9.10% due 6/01/2027                                7,184,103
                                760,000  ML Capital Trust I, 9.875% due 3/01/2027                                         806,667
                              5,900,000  Sovereign Capital Trust, 9% due 4/01/2027                                      6,241,380
                              3,000,000  Webster Capital Trust I, 9.36% due 1/29/2027 (c)                               3,168,000
                                                                                                                   --------------
                                                                                                                       18,967,413
---------------------------------------------------------------------------------------------------------------------------------
                                         Total Capital Trusts (Cost - $147,222,169) - 66.3%                           148,220,623
---------------------------------------------------------------------------------------------------------------------------------

                                 Shares
                                   Held  Preferred Stocks
---------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 3.5%           24,000  Goldman Sachs Group, Inc. Series A, 3.91% (a)                                    614,400
                                280,000  Lehman Brothers Holdings, Inc., 6.50%                                          7,184,800
                                                                                                                   --------------
                                                                                                                        7,799,200
---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 1.6%       1,000,000  Barclays Bank Plc, 6.278% (a)                                                    913,910
                                  1,176  First Tennessee Bank NA, 3.90% (a)(c)                                          1,207,972
                                 42,000  Provident Financial Group, Inc., 7.75%                                         1,085,440
                                 12,000  Sovereign Bancorp, Inc. Series C, 7.30% (d)                                      312,000
                                                                                                                   --------------
                                                                                                                        3,519,322
---------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 1.1%          93,020  Capital One Capital II, 7.50%                                                  2,376,661
---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial            55,000  CIT Group, Inc. Series A, 6.35%                                                1,386,000
Services - 2.2%                  68,000  Cobank ACB, 7% (c)                                                             3,510,296
                                                                                                                   --------------
                                                                                                                        4,896,296
---------------------------------------------------------------------------------------------------------------------------------

Preferred and Corporate Income Strategies Fund, Inc.
Schedule of Investments as of July 31, 2006                    (in U.S. dollars)

Preferred Securities
---------------------------------------------------------------------------------------------------------------------------------
                                 Shares
Industry                           Held  Preferred Stocks                                                               Value
---------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 3.8%        20,000  Duquesne Light Co., 6.50%                                                 $    1,005,000
                                 28,800  Entergy Arkansas, Inc., 6.45%                                                    724,501
                                 22,650  Entergy Louisiana LLC, 6.95% (c)                                               2,197,050
                                 76,000  PPL Electric Utilities Corp., 6.25%                                            1,854,879
                                109,400  PPL Energy Supply LLC, 7%                                                      2,748,128
                                                                                                                   --------------
                                                                                                                        8,529,558
---------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 3.1%            270,000  Southern Union Co., 7.55%                                                      6,960,600
---------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.4%                120,000  ACE Ltd. Series C, 7.80%                                                       3,118,800
                                 35,000  Axis Capital Holdings Ltd. Series A, 7.25%                                       875,000
                                 35,200  Endurance Specialty Holdings Ltd., 7.75%                                         872,608
                                198,000  Metlife, Inc. Series B, 6.50%                                                  4,987,620
                                                                                                                   --------------
                                                                                                                        9,854,028
---------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage              305,000  Fannie Mae, 7% (a)                                                            16,393,750
Finance - 7.4%                    6,000  Fannie Mae Series L, 5.125%                                                      255,000
                                                                                                                   --------------
                                                                                                                       16,648,750
---------------------------------------------------------------------------------------------------------------------------------
Wireless                          2,720  Centaur Funding Corp., 9.08% (c)                                               3,082,100
Telecommunication
Services - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
                                         Total Preferred Stocks (Cost - $62,116,607) - 28.5%                           63,666,515
---------------------------------------------------------------------------------------------------------------------------------

                                         Real Estate Investment Trusts
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment           63,800  Alexandria Real Estate Equities, Inc. Series C, 8.375%                         1,660,714
Trusts (REITs) - 21.8%          400,000  CBL & Associates Properties, Inc. Series C, 7.75%                             10,172,000
                                400,000  CarrAmerica Realty Corp. Series E, 7.50%                                      10,125,000
                                    610  First Industrial Realty Trust, Inc., 6.236% (a)                                  609,428
                                425,000  HRPT Properties Trust Series B, 8.75%                                         10,977,750
                                125,000  HRPT Properties Trust Series C, 7.125%                                         3,089,850
                                192,000  Health Care Property Investors, Inc. Series F, 7.10%                           4,742,400
                                 44,000  Health Care REIT, Inc. Series F, 7.625%                                        1,119,250
                                120,000  iStar Financial, Inc. Series I, 7.50%                                          2,953,200
                                 18,400  PS Business Parks, Inc. Series K, 7.95%                                          474,720
                                 16,000  PS Business Parks, Inc. Series M, 7.20%                                          390,080
                                 40,000  Public Storage, Inc. Series I, 7.25% (d)                                       1,022,500
                                 14,800  Regency Centers Corp., 7.25%                                                     375,550
                                 36,800  Vornado Realty Trust Series E, 7%                                                916,552
---------------------------------------------------------------------------------------------------------------------------------
                                         Total Real Estate Investment Trusts (Cost - $48,764,750) - 21.8%              48,628,994
---------------------------------------------------------------------------------------------------------------------------------

                                   Face
                                 Amount  Trust Preferred
---------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 4.6%       $ 10,000,000  Southwest Gas Capital II, 7.70% due 9/15/2043                                 10,188,859
---------------------------------------------------------------------------------------------------------------------------------
Insurance - 2.3%              3,000,000  ABN AMRO North America Capital Funding Trust II, 5.384% (a)(b)(c)              2,952,849
                              2,250,000  Lincoln National Capital VI Series F, 6.75% due 9/11/2052                      2,280,059
                                                                                                                   --------------
                                                                                                                        5,232,908
---------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage            5,500,000  Countrywide Financial Corp., 1.50% due 4/01/2033                               5,374,286
Finance - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
                                         Total Trust Preferred (Cost - $20,578,567) - 9.3%                             20,796,053
---------------------------------------------------------------------------------------------------------------------------------
                                         Total Preferred Securities (Cost - $278,682,093) - 125.9%                    281,312,185
---------------------------------------------------------------------------------------------------------------------------------

                                         Corporate Bonds
---------------------------------------------------------------------------------------------------------------------------------
Automobiles - 4.7%            9,000,000  DaimlerChrysler NA Holding Corp., 8.50% due 1/18/2031                         10,393,965
---------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.5%        1,000,000  Ameriprise Financial, Inc., 7.518% due 6/01/2066 (a)                           1,028,427
---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.6%       1,200,000  Royal Bank of Scotland Group Plc, 9.118% (b)                                   1,327,442
---------------------------------------------------------------------------------------------------------------------------------
Containers &                  5,000,000  Sealed Air Corp., 6.875% due 7/15/2033 (c)                                     4,859,615
Packaging - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial         2,000,000  Ford Motor Credit Co., 7% due 10/01/2013                                       1,756,652
Services - 3.0%               5,000,000  Sigma Finance Corp., 7.405% due 8/15/2011 (e)                                  5,000,000
                                                                                                                   --------------
                                                                                                                        6,756,652

Preferred and Corporate Income Strategies Fund, Inc.
Schedule of Investments as of July 31, 2006                    (in U.S. dollars)

                                   Face
Industry                         Amount  Corporate Bonds                                                                Value
---------------------------------------------------------------------------------------------------------------------------------
Diversified                $  4,000,000  France Telecom SA, 8.50% due 3/01/2031                                    $    4,934,768
Telecommunication
Services - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 2.3%     5,000,000  Energy East Corp., 6.75% due 9/15/2033                                         5,043,080
---------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.9%              1,100,000  Great West Life & Annuity Insurance Co., 7.153% due 5/16/2046 (a)(c)           1,095,557
                              1,000,000  Oil Insurance Ltd., 7.558% (a)(b)(c)                                           1,009,785
                                                                                                                   --------------
                                                                                                                        2,105,342
---------------------------------------------------------------------------------------------------------------------------------
Media - 7.4%                  3,000,000  Comcast Corp., 7.05% due 3/15/2033                                             3,061,560
                              6,000,000  Liberty Media Corp., 8.25% due 2/01/2030                                       5,890,242
                              2,000,000  TCI Communications, Inc., 8.75% due 8/01/2015                                  2,298,440
                              5,000,000  Time Warner, Inc., 7.625% due 4/15/2031                                        5,376,390
                                                                                                                   --------------
                                                                                                                       16,626,632
---------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.5%        1,200,000  Dominion Resources, Inc., 7.50% due 6/30/2066 (a)                              1,207,449
---------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable         1,825,000  Enterprise Products Operating LP, 8.375% due 8/01/2066 (a)                     1,866,564
Fuels - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Wireless                      5,000,000  AT&T Wireless Services, Inc., 8.75% due 3/01/2031                              6,191,205
Telecommunication             5,000,000  Sprint Capital Corp., 8.75% due 3/15/2032                                      6,090,130
Services - 5.5%                                                                                                    --------------
                                                                                                                       12,281,335
---------------------------------------------------------------------------------------------------------------------------------
                                         Total Corporate Bonds (Cost - $68,610,051) - 30.6%                            68,431,271
---------------------------------------------------------------------------------------------------------------------------------

                                         Foreign Government Obligations
---------------------------------------------------------------------------------------------------------------------------------
                              7,032,000  Mexico Government International Bond, 5.875% due 1/15/2014                     7,021,452
---------------------------------------------------------------------------------------------------------------------------------
                                         Total Foreign Government Obligations (Cost - $6,961,680) - 3.2%                7,021,452
---------------------------------------------------------------------------------------------------------------------------------
                                         Total Investments (Cost - $354,253,824*) - 159.7%                            356,764,908

                                         Other Assets Less Liabilities - 1.5%                                           3,281,052

                                         Preferred Stock, at Redemption Value - (61.2%)                              (136,625,207)
                                                                                                                   --------------
                                         Net Assets Applicable to Common Stock - 100.0%                            $  223,420,753
                                                                                                                   ==============

* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 353,074,155
                                                                  =============
      Gross unrealized appreciation                               $   7,400,961
      Gross unrealized depreciation                                  (3,710,208)
                                                                  -------------
      Net unrealized appreciation                                 $   3,690,753
                                                                  =============

(a)   Floating rate security.
(b)   The security is a perpetual bond and has no definite maturity date.
(c) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(d)   Depositary receipts.
(e) Restricted security as to resale, representing approximately 2.2% of net assets was as follows:

      -------------------------------------------------------------------------------------------
      Issue                                        Acquisition Date      Cost            Value
      -------------------------------------------------------------------------------------------
      Sigma Finance Corp., 7.405% due 8/15/2011        2/13/2004      $ 5,000,000     $ 5,000,000
      -------------------------------------------------------------------------------------------

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o     Financial futures contracts sold as of July 31, 2006 were as follows:

      ------------------------------------------------------------------------------------------------
                                                         Expiration           Face         Unrealized
      Number of Contracts            Issue                  Date              Value       Depreciation
      ------------------------------------------------------------------------------------------------
              782          10-Year U.S. Treasury Notes  September 2006    $ 81,930,233    $   (986,205)
      ------------------------------------------------------------------------------------------------

Preferred and Corporate Income Strategies Fund, Inc.
Schedule of Investments as of July 31, 2006                    (in U.S. dollars)

o     Swap contracts outstanding as of July 31, 2006 were as follows:

      ---------------------------------------------------------------------------------------------------
                                                                                Notional      Unrealized
                                                                                 Amount      Appreciation
      ---------------------------------------------------------------------------------------------------
      Sold credit default protection on a basket of preferred
      securities and receive 2.03%

      Broker, Lehman Brothers Special Finance
      Expires September 2007                                                  $  9,000,000   $    104,940

      Pay a fixed rate of 5.2687% and receive a floating rate based on 3-month LIBOR

      Broker, HSBC Bank USA
      Expires March 2016                                                      $ 20,000,000        416,843

      Pay a fixed rate of 5.117% and receive a floating rate based on 3-month LIBOR

      Broker, Lehman Brothers Special Finance
      Expires March 2036                                                      $ 18,000,000      1,397,663
      ---------------------------------------------------------------------------------------------------
      Total                                                                                  $  1,919,446
                                                                                             ============

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Preferred and Corporate Income Strategies Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Preferred and Corporate Income Strategies Fund, Inc.

Date: September 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Preferred and Corporate Income Strategies Fund, Inc.

Date: September 20, 2006


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    Preferred and Corporate Income Strategies Fund, Inc.

Date: September 20, 2006